Personnel - Disclosure of Detailed Information About Number of People Employed (Detail) - Employees	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of number and average number of employees [line items]
Number of employees	31,000	31,200	30,000
Average number of employees	31,200	30,600	29,300
North America [member]
Disclosure of number and average number of employees [line items]
Number of employees	13,500	13,700	13,400
Average number of employees	13,600	13,500	13,400
United Kingdom [member]
Disclosure of number and average number of employees [line items]
Number of employees	5,000	4,900	4,700
Average number of employees	5,000	4,800	4,500
Netherlands [member]
Disclosure of number and average number of employees [line items]
Number of employees	1,300	1,400	1,500
Average number of employees	1,400	1,500	1,500
Rest of Europe [member]
Disclosure of number and average number of employees [line items]
Number of employees	2,800	2,800	2,800
Average number of employees	2,800	2,800	2,800
Rest of world [member]
Disclosure of number and average number of employees [line items]
Number of employees	8,400	8,400	7,600
Average number of employees	8,400	8,000	7,100
Operating segments [member]
Disclosure of number and average number of employees [line items]
Number of employees	30,200	30,400	29,100
Average number of employees	30,400	29,700	28,400
Operating segments [member] | Scientific, Technical & Medical [member]
Disclosure of number and average number of employees [line items]
Number of employees	7,500	7,500	7,200
Average number of employees	7,500	7,300	7,200
Operating segments [member] | Risk & business analytics [member]
Disclosure of number and average number of employees [line items]
Number of employees	8,100	8,200	7,600
Average number of employees	8,200	7,900	7,500
Operating segments [member] | Legal [member]
Disclosure of number and average number of employees [line items]
Number of employees	10,600	10,700	10,500
Average number of employees	10,700	10,600	10,000
Operating segments [member] | Exhibitions [member]
Disclosure of number and average number of employees [line items]
Number of employees	4,000	4,000	3,800
Average number of employees	4,000	3,900	3,700
Corporate and eliminations segment [member]
Disclosure of number and average number of employees [line items]
Number of employees	800	800	900
Average number of employees	800	900	900